Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2016	Nov. 17, 2016
Document Information [Line Items]
Entity Registrant Name	Protagenic Therapeutics, Inc.\new
Entity Central Index Key	0001022899
Trading Symbol	atrn
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		8,307,915
Document Type	S-1/A
Document Period End Date	Sep. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3
Amendment Flag	true
Amendment Description	On February 12, 2016, Artinsic, Inc., a Delaware corporation, (“Atrinsic”) completed a reverse business combination (merger) whereby Atrinsic’s wholly-owned subsidiary Protagenic Acquisition Corp. was merged with and into Protagenic Therapeutics, Inc., a Delaware corporation, and Protagenic Therapeutics, Inc. became the wholly-owned subsidiary of Atrinsic. On June 17, 2016, Protagenic Therapeutics, Inc. (the then wholly-owned subsidiary of Atrinsic) was merged with and into Atrinsic. Atrinsic was the surviving corporation in this merger and changed its name from Atrinsic to Protagenic Therapeutics, Inc. As used in this prospectus, the terms the “Company,” “we,” “us,” and “our” refer to Protagenic Therapeutics, Inc. after giving effect to the mergers. The terms “Atrinsic” and “Predecessor” refer to Atrinsic, Inc. before giving effect to the mergers, and the term “Protagenic” refers to Protagenic Therapeutic, Inc. before giving effect to the mergers.